UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2023 to December 31, 2023

Commission File Number of issuing entity:  333-268757-02
Central Index Key Number of issuing entity:  0001975195

EXETER AUTOMOBILE RECEIVABLES TRUST 2023-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-268757
Central Index Key Number of depositor:  0001654238

EFCAR, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

EXETER FINANCE LLC
(Exact name of sponsor as specified in its charter)

Jodi Blanton, (469) 754-4396
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

88-1272467
45-2673519
(I.R.S. Employer Identification No.)

c/o Exeter Finance LLC 2101 W. John Carpenter Freeway Irving, Texas (Address of principal executive offices of the issuing entity)	75063 (Zip Code)

(469) 754-4396
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒
Class D Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION
Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

No assets securitized by Exeter Finance LLC (the “Securitizer”) and held by Exeter Automobile Receivables Trust 2023-2 were the subject of a demand to repurchase for breach of the representations and warranties during the distribution period from December 1, 2023 to December 31, 2023.

The Securitizer (Central Index Key Number: 0001541713) most recently filed a Form ABS-15G on February 2, 2023.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2023-2 on January 29, 2024 with respect to the distribution period commencing on December 1, 2023 and ending on December 31, 2023 are hereby incorporated by reference into this Form 10-D.

Item 1B.    Asset Representations Reviewer and Investor Communication.

None.

PART II — OTHER INFORMATION

Item 2.  Legal Proceedings.

None.

Item 3.  Sales of Securities and Use of Proceeds.

None.

Item 4.  Defaults Upon Senior Securities.

None.

Item 5.  [Reserved].

None.

Item 6.  Significant Obligors of Pool Assets.

None.

Item 7.  Change in Sponsor Interest in the Securities.

None.

Item 8.  Significant Enhancement Provider Information.

None.

Item 9.  Other Information.

None.

Item 10.  Exhibits.

(a)  Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)  Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1
Asset Data File for the distribution period commencing on December 1, 2023 and ending on December 31, 2023 (included in Exhibit 102 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2023-2 with the Commission on January 29, 2024, which is incorporated by reference herein).

103.1
Asset Related Document for the distribution period commencing on December 1, 2023 and ending on December 31, 2023 (included in Exhibit 103 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2023-2 with the Commission on January 29, 2024, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  January 29, 2024

EXETER AUTOMOBILE RECEIVABLES TRUST 2023-2
(Issuing Entity)
By:       Exeter Finance LLC, as Servicer
By:       /s/ Jeff Briggs
Name:   Jeff Briggs
Title:       Senior Vice President and Assistant Treasurer